Dynamic Alternatives Fund
Schedule of Investments (Unaudited)
December 31, 2023

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						Initial		Available
		% of				Acquisition	Redemption	Redemption
Portfolio Funds*	Shares	Net Assets		Cost(1)	Fair Value	Date	Frequency(2)	Date

Hedge Funds

Centiva Offshore Fund, Ltd., Class A, Series 0621	48,235	5.3%		$ 5,062,774	$ 5,369,978	11/1/2022	Quarterly	3/31/2024	(3)
Centiva Offshore Fund, Ltd., Class A, Series 0323	6,000	0.6%		600,000	624,593	3/1/2023	Quarterly	3/31/2024	(3)
Centiva Offshore Fund, Ltd., Class A, Series 0523	5,000	0.5%		500,000	523,906	5/1/2023	Quarterly	3/31/2024	(3)
Centiva Offshore Fund, Ltd., Class A, Series 0623	7,500	0.8%		750,000	781,714	6/1/2023	Quarterly	3/31/2024	(3)
	66,735	7.2%		6,912,774	7,300,191

Corbin Hedged Equity Fund, LP		9.1%		8,456,299	9,168,609	11/1/2022	Monthly	1/31/2024	(4)

Mission Crest Macro Fund, Ltd., Class C, Series 0123	5,000	4.8%		5,000,000	4,882,007	1/3/2023	Monthly	1/31/2024
Mission Crest Macro Fund, Ltd., Class C, Series 0323	600	0.6%		600,000	595,354	3/1/2023	Monthly	1/31/2024
	5,600	5.4%		5,600,000	5,477,361

Pinehurst Institutional Ltd., Class B1, Series 145	1,465	3.0%		2,662,774	2,977,052	11/1/2022	Quarterly	3/31/2024	(3)
Pinehurst Institutional Ltd., Class B1, Series 146	633	1.3%		1,150,000	1,285,118	12/1/2022	Quarterly	3/31/2024	(3)
Pinehurst Institutional Ltd., Class B1, Series 147	265	0.6%		500,000	537,240	3/1/2023	Quarterly	3/31/2024	(3)
Pinehurst Institutional Ltd., Class B1, Series 148	267	0.5%		500,000	541,485	5/1/2023	Quarterly	3/31/2024	(3)
Pinehurst Institutional Ltd., Class B1, Series 149	397	0.8%		750,000	805,434	6/1/2023	Quarterly	3/31/2024	(3)
Pinehurst Institutional Ltd., Class B1, Series 150	155	0.3%		300,000	315,452	9/1/2023	Quarterly	3/31/2024	(3)
Pinehurst Institutional Ltd., Class B1, Series 151	153	0.3%		300,000	311,213	10/1/2023	Quarterly	3/31/2024	(3)
	3,335	6.8%		6,162,774	6,772,994

Total Investments - Hedge Funds		28.5%		27,131,847	28,719,155

Structured Credit

Waterfall Eden Fund, Ltd., Class B1, Series 1	4	0.0%	(5)	4,239	4,792	3/1/2023	Quarterly	3/31/2024	(3)
Waterfall Eden Fund, Ltd., Class B2, Series 1	5,496	5.6%		5,495,761	5,607,352	3/1/2023	Quarterly	3/31/2024	(3)
Waterfall Eden Fund, Ltd., Class B2, Series 2	1,200	1.2%		1,200,000	1,237,686	4/1/2023	Quarterly	3/31/2024	(3)
Waterfall Eden Fund, Ltd., Class B2, Series 3	750	0.8%		750,000	767,240	6/1/2023	Quarterly	3/31/2024	(3)
Waterfall Eden Fund, Ltd., Class B2, Series 4	250	0.3%		250,000	255,562	8/1/2023	Quarterly	3/31/2024	(3)
Waterfall Eden Fund, Ltd., Class B2, Series 6	325	0.3%		325,000	328,684	10/1/2023	Quarterly	3/31/2024	(3)
	8,025	8.2%		8,025,000	8,201,316

Private Credit

NB Credit Opportunities II Cayman LP (6)		3.8%		3,752,775	3,835,710	6/1/2023	N/A	N/A

Total Investments - Portfolio Funds		40.5%		38,909,622	40,756,181

Interval Funds

Private Credit

Cliffwater Corporate Lending Fund	1,517,469	15.9%		16,079,571	15,994,118	11/1/2022	Quarterly	2/19/2024

Business Development Companies

Private Credit

Blackstone Private Credit Fund, Class I	378,404	9.5%		9,400,000	9,607,672	2/1/2023	Quarterly	3/31/2024

Closed-End Funds

Private Equity

AMG Pantheon Fund, LLC, Class 2	428,538	9.9%		8,918,011	9,993,512	11/1/2022	Quarterly	3/31/2024

Stepstone Private Markets, Institutional Class	86,227	4.2%		4,260,000	4,258,735	12/18/2023	Quarterly	3/15/2024

Total Investments - Closed-End Funds		14.1%		13,178,011	14,252,247

Open-End Mutual Funds

Structured Credit

Axonic Strategic Income Fund, Institutional Class	1,164,453	10.2%		10,262,774	10,247,190

FPA New Income, Inc.	931,241	9.0%		8,900,000	9,088,913

Total Investments - Open-End Mutual Funds		19.2%		19,162,774	19,336,103

Money Market Funds

Goldman Sachs Financial Square Government Fund, Institutional Class, 5.37% (7)	2,199,007	2.2%		2,199,007	2,199,007

U.S. Treasury Obligations	Principal Amount

United States Treasury Bill, 5.16%, 1/23/2024 (8)	$ 7,477,000	7.4%		7,453,821	7,453,971

Total Investments		108.8%		$ 106,382,806	$ 109,599,299

Liabilities in Excess of Other Assets		(8.8)%			(8,869,960)

Net Assets		100.0%			$ 100,729,339

* Non-income producing security.
(1) There were $1,661,657 in unfunded commitments for NB Credit Opportunities II Cayman LP as of December 31, 2023. There were no other unfunded commitments as of December 31, 2023 for any other Portfolio Funds or securities.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 10 to 100 days.
(3) Subject to 25% investor level quarterly gate.
(4) Subject to 10% investor level monthly gate.
(5) Amount is less than 0.05%.
(6) Subject to eight year hard lock-up, with three one-year extensions.
(7) Rate disclosed is the seven day effective yield as of December 31, 2023.
(8) The rate shown represents effective yield at time of purchase.